Fair Value Measurements - Schedule of Fair Value Hierarchy of Financial Instruments (Parenthetical) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Deferred consideration payable	$ 1,126